BOARD OF DIRECTORS - Shares held (Details) - Key Management Personnel of Entity or Parent - Ordinary shares	Dec. 31, 2025 shares
Shares Held [Line Items]
Shares held (in shares)	786,105
Dr. Richard Peters
Shares Held [Line Items]
Shares held (in shares)	104,742
Ms. Deborah Jorn
Shares Held [Line Items]
Shares held (in shares)	177,469
Mr. Leonard Kruimer
Shares Held [Line Items]
Shares held (in shares)	177,469
Dr. Mark Pykett
Shares Held [Line Items]
Shares held (in shares)	152,631
Ms. Jabine van der Meijs
Shares Held [Line Items]
Shares held (in shares)	152,631
Dr. Elaine Sullivan
Shares Held [Line Items]
Shares held (in shares)	21,163